BORROWINGS (Long-term Narrative) (Details)	1 Months Ended		6 Months Ended				12 Months Ended
	May 17, 2017 CNY (¥)	Jul. 31, 2015 USD ($) shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	May 17, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount							¥ 800,000,000
Change in fair value of warrants			¥ 0	$ 0	¥ 1,110,360
Long-term borrowings			467,517,623				488,519,559			$ 68,962,522
Long-term Debt			612,585,827
Disposal Group, Including Discontinued Operation, Interest Expense					96,155,824
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 20,000,000
Debt term								3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage								3.00%					3.00%
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 609,283,000
Effective interest rate			3.82%							3.82%
Long-term Debt			¥ 403,232,000
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			127,744,000
Loan Eight [Member] | Plants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 191,901,952
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt, face amount							87,880,000
Debt term			10 years	10 years
Debt Instrument, Interest Rate, Stated Percentage			5.39%							5.39%
Long-term Debt			¥ 78,707,427
China Merchants Bank [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			7,324,204
Loan Agreement With Credit Suisse AG [Member]
Debt Instrument [Line Items]
Debt, face amount	¥ 40,646,400										$ 6,000,000
Debt term	3 years
Debt Instrument, Interest Rate, Stated Percentage	5.62%										5.62%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 50,000,000				¥ 20,000,000
Debt term			3 years	3 years			3 years
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt, face amount | $		$ 150,000,000
Number of financial institutions other than Credit Suisse		6
Debt instrument, interest rate spread		6.00%
Total debt issuance cost | $		$ 4,000,000
Warrants issued | shares		6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		0.675%
Number of financial institutions		7
Internal rate of return on the aggregate principal amount of the loan		10.00%
Fair value of the warrants					70,953,840							$ 10,700,000		¥ 62,331,211	$ 10,190,000
Fair value of the warrants residual allocated to the loan								¥ 855,203,789					$ 139,810,000
Total transaction cost								26,658,170	$ 4,358,118
Transaction cost related to warrants charged to financial costs								1,810,978	$ 296,061
Debt discount								24,847,192					$ 4,062,057
Change in fair value of warrants | $						$ 170,000
Interest cost | $						9,671,174
Carrying value of the loan					956,355,154							$ 144,220,526
Debt discount amortization					¥ 56,183,390	$ 8,472,583
Effective interest rate					13.75%							13.75%
Disposal Group, Including Discontinued Operation, Interest Expense					¥ 63,167,271
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Interest cost								9,813,448
Carrying amount of solar project sold			¥ 1,276,496,254
Cash consideration for solar project sold			¥ 2,033,000,000
Proceeds received from the seller-lessee, netting off the transaction costs								1,589,704,880
Transaction costs								¥ 53,295,120
Expected useful life of solar projects								20 years	20 years
Long-term borrowings								¥ 1,268,724,225
Current portion of debt								¥ 149,481,917
Effective interest rate								6.55%					6.55%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term			5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term			12 years	12 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets								¥ 98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets								1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets								¥ 862,082,542
JinkoSolar Power [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operation, Interest Expense					¥ 55,832,360